MARKETABLE SECURITIES (Summary of Investments With Continuous Unrealized Losses and Related Fair Values) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 34,464	$ 13,603
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(197)	(46)
Investments with continuous unrealized losses for 12 months or greater, Fair value	18,610	83,750
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(48)	(1,336)
Total investments with continuous unrealized losses, Fair value	53,074	97,353
Total investments with continuous unrealized losses, unrealized losses	(245)	(1,382)
Foreign banks and government debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	1,591	3,618
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(7)	(12)
Investments with continuous unrealized losses for 12 months or greater, Fair value	0	33,095
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	0	(434)
Total investments with continuous unrealized losses, Fair value	1,591	36,713
Total investments with continuous unrealized losses, unrealized losses	(7)	(446)
US Government Agencies Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	0
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	0
Investments with continuous unrealized losses for 12 months or greater, Fair value	0
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	0
Total investments with continuous unrealized losses, Fair value	0
Total investments with continuous unrealized losses, unrealized losses	0
Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	32,873	9,985
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(190)	(34)
Investments with continuous unrealized losses for 12 months or greater, Fair value	18,610	50,655
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(48)	(902)
Total investments with continuous unrealized losses, Fair value	51,483	60,640
Total investments with continuous unrealized losses, unrealized losses	$ (238)	$ (936)